Financial Liabilities at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trading liabilities:
Trading securities, liabilities	€ 59,629	€ 71,148
Other trading liabilities	295	314
Total trading liabilities	59,924	71,462
Negative market values from derivative financial instruments	301,487	342,726
Total trading financial liabilities	361,411	414,189
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	46,254	53,840
Loan commitments	0	8
Long-term debt	5,607	6,439
Other financial liabilities designated at fair value through profit or loss	1,895	3,587
Total financial liabilities designated at fair value through profit or loss	53,757	63,874
Investment contract liabilities	512	574
Total financial liabilities at fair value through profit or loss	€ 415,680	€ 478,636